Segments and Geographic Information Segment and Geographic Information (Revenue and Assets by Country) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 3,060	$ 3,627	$ 3,078	$ 2,852	$ 2,770	$ 3,036	$ 2,700	$ 2,635	$ 12,617	$ 11,141	$ 9,660
Property, plant and equipment, net	23,039				19,906				23,039	19,906
Long-Lived Assets	23,395				20,183				23,395	20,183	23,103
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue									4,093	3,531	3,243
Long-Lived Assets	13,833				11,034				13,833	11,034
Total Non-U.S.
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue									8,524	7,610	6,417
Long-Lived Assets	9,562				9,149				9,562	9,149
Brazil
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue									560	471	401
Long-Lived Assets	1,811				1,215				1,811	1,215
CHILE
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue									2,064	2,297	2,092
Long-Lived Assets	2,730				2,241				2,730	2,241
Dominican Republic
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue									1,591	1,087	896
Long-Lived Assets	1,013				892				1,013	892
El Salvador
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue									902	792	666
Long-Lived Assets	395				371				395	371
Colombia
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue									417	383	358
Long-Lived Assets	308				349				308	349
ARGENTINA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue									501	390	308
Long-Lived Assets	461				470				461	470
Mexico
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue									595	471	349
Long-Lived Assets	409				614				409	614
BULGARIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue									790	700	444
Long-Lived Assets	487				1,020				487	1,020
Panama
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue									678	595	519
Long-Lived Assets	1,880				1,907				1,880	1,907
JORDAN
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue									102	98	96
Long-Lived Assets	41				42				41	42
Other Non-U.S.
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue									1	6	3
Long-Lived Assets	26				28				26	28
Vietnam [Domain]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue									323	320	$ 285
Long-Lived Assets	$ 1				$ 0				$ 1	$ 0